Consolidated Statements of Cash Flows - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Operating activities:
Net cash generated from operating activities before income tax paid	$ 5,887,000,000	$ 18,307,000,000	$ 6,895,000,000
Income tax paid	(42,000,000)	(455,000,000)	(505,000,000)
Net cash generated from continuing operating activities	5,845,000,000	17,852,000,000	6,390,000,000
Net cash generated from discontinued operating activities	3,041,000,000	35,820,000,000	31,978,000,000
Net cash generated from operating activities	8,886,000,000	53,672,000,000	38,368,000,000
Investing activities:
Proceeds from decrease of participation in associates and joint ventures	0	0	9,000,000
Proceeds from sales of participation in associates and joint ventures	342,000,000	0	0
Capital contributions to associates and joint ventures	(42,000,000)	(2,860,000,000)	(47,000,000)
Payment for non-controlling interest acquisition	0	0	(132,000,000)
Acquisition and improvement of investment properties	(999,000,000)	(5,523,000,000)	(6,425,000,000)
Proceeds from sales of investment properties	18,536,000,000	586,000,000	8,442,000,000
Acquisitions and improvements of property, plant and equipment	(2,022,000,000)	(2,106,000,000)	(2,700,000,000)
Advance payments	(68,000,000)	(119,000,000)	(13,000,000)
Acquisition of intangible assets	(85,000,000)	(106,000,000)	(315,000,000)
Proceeds from sales of property, plant and equipment	877,000,000	17,000,000	23,000,000
Net increase of restricted deposits	0	(314,000,000)	(2,850,000,000)
Dividends collected from associates and joint ventures	0	404,000,000	738,000,000
Proceeds from loans granted	9,000,000	0	311,000,000
Acquisitions of investments in financial assets	(16,758,000,000)	(20,922,000,000)	(59,620,000,000)
Proceeds from disposal of investments in financial assets	31,923,000,000	27,975,000,000	66,327,000,000
Interest collected from financial assets	673,000,000	(59,000,000)	(1,819,000,000)
Dividends paid from financial assets	0	(18,000,000)	45,000,000
Dividends collected from financial assets	440,000,000	0	0
Loans granted to related parties	(217,000,000)	(248,000,000)	9,000,000
Proceeds from loans granted to related parties	58,000,000	2,704,000,000	0
Cash incorporated by business combination, net of cash paid	(3,163,000,000)	24,000,000	0
Decrease in securities	51,000,000	0	2,859,000,000
Proceeds from sales of farmlands	0	0	(310,000,000)
Net cash generated from/ (used in) continuing investing activities	29,555,000,000	(565,000,000)	5,134,000,000
Net cash generated from discontinued investing activities	44,102,000,000	61,112,000,000	10,715,000,000
Net cash generated from investing activities	73,657,000,000	60,547,000,000	15,849,000,000
Financing activities:
Borrowings and issuance of non-convertible notes	57,084,000,000	58,472,000,000	20,770,000,000
Payment of borrowings and non-convertible notes	(93,577,000,000)	(46,291,000,000)	(13,990,000,000)
Obtaining/ (payment) of short term loans, net	8,160,000,000	(4,461,000,000)	3,377,000,000
Interest paid	(20,539,000,000)	(12,236,000,000)	(9,496,000,000)
Repurchase of treasury shares	0	0	1,844,000,000
Repurchase of non-convertible notes	(6,696,000,000)	(3,911,000,000)	(3,678,000,000)
Sales of non-convertible notes in portfolio	7,058,000,000	0	0
Capital contributions from non-controlling interest in subsidiaries	638,000,000	0	0
Acquisition of non-controlling interest in subsidiaries	(75,000,000)	(904,000,000)	(1,476,000,000)
Charge for issuance of shares and other equity instruments	12,635,000,000	0	0
Lease liabilities paid	(41,000,000)	0	0
Dividends paid	(711,000,000)	(1,556,000,000)	0
Dividends paid to non-controlling interest in subsidiaries	(2,587,000,000)	33,000,000	(1,000,000,000)
(Payments)/ Proceeds from derivative financial instruments	(520,000,000)	7,426,000,000	(1,097,000,000)
Share capital increase in subsidiaries	3,105,000,000	0	0
Payment of seller financing	0	0	(6,000,000)
Net cash used in continued financing activities	(36,066,000,000)	(3,794,000,000)	(8,440,000,000)
Net cash used in discontinuing financing activities	(18,099,000,000)	(105,288,000,000)	(30,214,000,000)
Net cash used in financing activities	(54,165,000,000)	(109,082,000,000)	(38,654,000,000)
Net (decrease)/ increase in cash and cash equivalents from continuing activities	666,000,000	13,493,000,000	3,084,000,000
Net increase/ (decrease) in cash and cash equivalents from discontinued activities	29,044,000,000	(8,356,000,000)	12,479,000,000
Net increase in cash and cash equivalents	28,378,000,000	5,137,000,000	15,563,000,000
Cash and cash equivalents at beginning of the year	151,591,000,000	134,135,000,000	129,079,000,000
Cash and cash equivalents reclassified to held for sale	(191,000,000)	(675,000,000)	(363,000,000)
Foreign exchange (loss)/ gain on cash and changes in fair value of cash equivalents	(6,910,000,000)	12,994,000,000	(10,144,000,000)
Deconsolidation	(145,339,000,000)	0	0
Cash and cash equivalents at the end of the year	$ 27,529,000,000	$ 151,591,000,000	$ 134,135,000,000